INVESTMENTS IN SALES-TYPE LEASES AND LEASEBACK ASSETS - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 carrier	Dec. 31, 2024 vessel
Sale Leaseback Transaction [Line Items]
Assets sold and delivered | carrier	7
MSC | Sales-Type Leases And Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Number of vessel charters | vessel		7